PROVISIONS FOR CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Breakdown of reserves for lawsuits claims and other disputed matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2018	2017

Reserve for labor claims	678	49
Reserve for regulatory claims	2,184	1,130
TOTAL	2,862	1,179

Disclosure of other provisions
Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2018	2017	2016

Balance at beginning of year	49	1,138	650
Additions	926	187	1,343
Recovery	—	—	(344)
Utilization of provision for contingencies	(222)	(1,288)	(400)
Foreign exchange	(75)	12	(111)
Balance at end of year	678	49	1,138

	As of December 31,
Reserve for regulatory claims	2018	2017	2016

Balance at beginning of year	1,130	807	—
Additions (1)	1,144	340	—
Additions related to business combinations (note 24)	—	—	817
Utilization of provision for contingencies	—	(32)	—
Foreign exchange	(90)	15	(10)
Balance at end of year	2,184	1,130	807

(1) Certain of our non- U.S. subsidiaries are currently under examination by the Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States from 2013 to 2015. On May 1, 2018, the IRS issued 30-day letters to those subsidiaries proposing total assessments plus penalties and interest for employment taxes for those years. Our subsidiaries filed protests of these proposed assessments with the IRS which have been sent to the Office of Appeals within the IRS for further examination.